LEGAL CLAIMS AND OTHER MATTERS (Details) $ in Thousands			12 Months Ended	24 Months Ended
	Jun. 04, 2021 Extension	Oct. 09, 2008	Dec. 31, 2021 ARS ($)	Jun. 30, 2011 ARS ($)	Dec. 31, 2020 ARS ($)	Mar. 31, 2017 ARS ($)	May 24, 2013 ARS ($)
LEGAL CLAIMS AND OTHER MATTERS [Abstract]
Provision amount on turnover tax			$ 1,134,900		$ 1,153,600
Validity period of precautionary measure			6 months
Extended Validity Period of Precautionary Measure			6 months
Remaining term of validity period of precautionary measure			2 months 9 days
Number of extensions obtained | Extension	12
Increase in tariff percentage		20.00%
Receivables from income taxes and value added tax							$ 102,500
Claim amount for the omission as agent of withholding and collection of turnover tax				$ 4,900
Canceled partial debt claim amount						$ 2,900
Provision amount on turnover tax withholding			$ 0		0
Provision amount on environmental matters			47,400		33,200
Provision for other matters			$ 113,700		$ 112,130